UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.37%
Basic Industry – 10.62%
Albemarle	1,650	$191,070
Axalta Coating Systems †	6,100	192,150
Berry Global Group †	4,251	238,396
Celanese Class A	2,050	197,149
Eastman Chemical	2,050	170,478
Graphic Packaging Holding	8,800	116,072
USG †	4,000	108,160
WR Grace & Co.	1,800	124,128
		1,337,603
Business Services – 1.83%
Brink’s	1,850	144,577
ManpowerGroup	800	85,720
		230,297
Capital Spending – 6.04%
AECOM †	4,000	127,600
HD Supply Holdings †	3,650	118,589
ITT	3,350	137,350
KBR	5,800	86,536
Quanta Services †	2,400	80,952
Spirit AeroSystems Holdings Class A	1,900	114,817
United Rentals †	800	95,168
		761,012
Consumer Cyclical – 3.57%
BorgWarner	1,800	84,132
DR Horton	4,000	142,760
Johnson Controls International	1,568	61,073
Stanley Black & Decker	1,150	161,793
		449,758
Consumer Services – 6.11%
Cable One	100	75,990
Cinemark Holdings	2,600	101,140
Darden Restaurants	850	71,298
Hasbro	1,100	116,468
Macy’s	1,900	45,125
Marriott International Class A	1,220	127,112
Meredith	1,793	106,594
Staples	4,500	45,675
VF	1,300	80,847
		770,249
Consumer Staples – 2.64%
Dr Pepper Snapple Group	1,400	127,624
JM Smucker	950	115,805

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
US Foods Holding †	3,150	$88,673
		332,102
Energy – 7.50%
Andeavor	2,250	223,943
Helmerich & Payne	1,100	55,682
Marathon Oil	14,800	181,004
Newfield Exploration †	6,400	183,872
Rowan †	3,950	46,097
SM Energy	6,900	119,991
Superior Energy Services †	9,400	101,144
Whiting Petroleum †	6,250	32,813
		944,546
Financial Services – 24.56%
Affiliated Managers Group	850	157,955
American Financial Group	4,200	425,880
Bank of Hawaii	1,650	138,055
Comerica	3,600	260,316
East West Bancorp	7,800	444,444
Fifth Third Bancorp	7,300	194,910
Hancock Holding	3,850	177,100
Raymond James Financial	4,000	332,760
Reinsurance Group of America	2,050	287,410
Synchrony Financial	2,700	81,864
Torchmark	3,425	270,472
Validus Holdings	3,179	170,998
WR Berkley	2,200	151,734
		3,093,898
Healthcare – 5.27%
Becton Dickinson and Co.	550	110,770
Cigna	650	112,814
MEDNAX †	1,100	51,678
Quest Diagnostics	950	102,895
Service Corp. International	3,350	116,345
Zimmer Biomet Holdings	1,400	169,848
		664,350
Real Estate Investment Trusts – 8.84%
Apartment Investment & Management	2,000	91,100
Brandywine Realty Trust	10,050	168,941
CBL & Associates Properties	6,700	58,893
Equity Residential	2,000	136,120
Highwoods Properties	3,450	177,744
Host Hotels & Resorts	9,700	181,002

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	6,700	$135,206
Life Storage	1,400	102,256
VEREIT	7,600	63,156
		1,114,418
Technology – 12.15%
Agilent Technologies	2,700	161,433
Avnet	3,550	136,249
Citrix Systems †	750	59,235
Fiserv †	1,000	128,500
Flex †	6,650	106,333
Keysight Technologies †	2,825	117,491
Qorvo †	1,300	89,128
Symantec	4,150	128,609
Synopsys †	4,500	344,565
Teradyne	4,550	157,385
Western Digital	1,200	102,144
		1,531,072
Transportation – 2.68%
CSX	2,550	125,817
JB Hunt Transport Services	1,050	95,245
Southwest Airlines	2,100	116,571
		337,633
Utilities – 6.56%
CMS Energy	800	36,992
Edison International	2,050	161,294
IDACORP	1,900	164,084
PPL	3,150	120,739
Public Service Enterprise Group	3,850	173,135
WEC Energy Group	2,700	170,019
		826,263
Total Common Stock (cost $9,606,872)		12,393,201

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 1.87%
Repurchase Agreements – 1.87%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $43,001 (collateralized by US
government obligations 0.125% 4/15/18; market value
$43,860)	43,000	$43,000
Bank of Montreal
0.90%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $107,503 (collateralized by US
government obligations 0.00%–4.375%
1/11/18–8/15/40; market value $109,650)	107,500	107,500
BNP Paribas
1.04%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $84,503 (collateralized by US
government obligations 0.00%–2.50%
10/12/17–8/15/46; market value $86,190)	84,500	84,500
Total Short-Term Investments (cost $235,000)		235,000

Total Value of Securities – 100.24%
(cost $9,841,872)		12,628,201
Liabilities Net of Receivables and Other Assets – (0.24%)		(29,749)
Net Assets Applicable to 2,166,557 Shares Outstanding – 100.00%		$12,598,452

°	Principal amount shown is stated in US dollars.
†	Non-income producing security.

See accompanying notes.

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Notes
Delaware Mid Cap Value Fund	July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$9,841,872
Aggregate unrealized appreciation of investments	$3,249,466
Aggregate unrealized depreciation of investments	(463,137)
Net unrealized appreciation of investments	$2,786,329

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$12,393,201	$—	$12,393,201
Short-Term Investments	—	235,000	235,000
Total Value of Securities	$12,393,201	$235,000	$12,628,201

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In October, 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statements presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statements presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

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(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: